Schedule of Income Taxes Expense Effective Tax Rate (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Reverse Stock-split
Income tax benefit	$ 745,050		$ 1,047,051		$ 9,455,830
Effective tax rate	90.80%	0.00%	22.81%	0.00%	8.80%